Consolidated statements of cash flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 80,568	$ 93,325	$ 83,856
Adjustments to reconcile net income to net cash provided by operating activities:
Activities of derivative financial instruments and hedging	8,126	(47,678)	17,177
Depreciation and amortization of equipment and leasehold improvements	2,747	2,269	2,139
Provision (reversal of provision) for loan losses	(1,598)	(8,343)	8,841
Provision (reversal of provision) for losses on off-balance sheet credit risk	381	(4,046)	(4,448)
Impairment loss on assets	0	0	57
Net gain on sale of securities available-for-sale	(1,522)	(6,030)	(3,413)
Gain on sale of premises and equipment	0	(5,626)	0
Compensation cost - compensation plans	2,996	2,271	2,311
Amortization of premium and discounts on investments	5,015	3,075	6,912
Net decrease (increase) in operating assets:
Trading assets	281	14,338	29,766
Investment funds	(7,174)	14,537	46,866
Accrued interest receivable	(2,908)	349	(7,058)
Other assets	6,169	3,786	(7,498)
Net increase (decrease) in operating liabilities:
Trading liabilities	(32,232)	26,720	1,647
Accrued interest payable	(4,157)	6,153	1,706
Other liabilities	(2,230)	2,250	1,126
Net change from discontinued operating activities	92	(256)	200
Net cash provided by operating activities	54,554	97,094	180,187
Cash flows from investing activities:
Effect on cash of deconsolidating a VIE	(2,135)	0	0
Net decrease (increase) in pledged deposits	5,487	9,475	(7,919)
Net decrease (increase) in deposits with original maturities greater than three months	0	30,000	(30,000)
Net increase in loans	(521,333)	(909,019)	(901,103)
Proceeds from the sale of loans	89,532	146,211	9,261
Acquisition of equipment and leasehold improvements	(476)	(10,823)	(2,220)
Proceeds from the sale of premises and equipment	0	8,023	0
Proceeds from the redemption of securities available-for-sale	34,277	15,277	19,484
Proceeds from the sale of securities available-for-sale	105,942	254,772	264,997
Proceeds from maturities of securities held-to-maturity	19,910	7,050	13,500
Purchases of investments available-for-sale	(313,036)	(39,982)	(364,993)
Purchases of investments held-to-maturity	(19,843)	(14,811)	(7,050)
Net change from discontinued investing activities	63	(3)	(88)
Net cash used in investing activities	(601,612)	(503,830)	(1,006,131)
Cash flows from financing activities:
Net increase in due to depositors	43,845	13,754	482,581
Net increase (decrease) in short-term borrowings and debt and securities sold under repurchase agreements	1,384,130	(93,071)	340,141
Proceeds from long-term borrowings and debt	273,270	817,827	824,139
Repayments of long-term borrowings and debt	(1,024,939)	(399,835)	(411,731)
Dividends paid	(46,025)	(39,714)	(29,505)
Subscriptions of redeemable noncontrolling interest	53,000	1,773	531
Redemptions of redeemable noncontrolling interest	(1,830)	(4,045)	(14,610)
Exercised stock options	3,702	13,136	4,101
Repurchase of common stock	(27)	0	0
Net change from discontinued financing activities	27	0	0
Net cash provided by financing activities	685,153	309,825	1,195,647
Effect of exchange rate fluctuations on cash and cash equivalents	80	(68)	(852)
Net Increase (decrease) in cash and cash equivalents	138,175	(96,979)	368,851
Cash and cash equivalents at beginning of the year	692,511	789,490	420,639
Cash and cash equivalents at end of the year	830,686	692,511	789,490
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	$ 86,368	$ 81,307	$ 54,717